Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Expense

The income tax expense for the years ended December 31, 2013 and 2012 consists of the following:

	2013	2012
Current
Federal	$-	$-
State and Local	1,250	100

	1,250	100

Deferred
Federal	-	-
State and Local	-	-

	-	-

	$1,250	$100

Components of Deferred Tax Assets

The components of the Company’s deferred tax assets for the years ended December 31, 2013 and 2012 are as follows:

	2013	2012
Current deferred tax assets:
Allowance for doubtful accounts	$2,035	$-
Accrued vacation	131,302	86,052
Accrued personal property tax	37,012	18,823

Total current deferred tax assets	170,349	104,875

Non-current deferred tax assets
Net operating losses	13,674,825	10,243,639
Depreciation and amortization	15,935	53,509
Other	171	171

Total non-current deferred tax assets	13,690,931	10,297,319

Total deferred tax assets	13,861,280	10,402,194
Less: Valuation allowance	(13,861,280)	(10,402,194)

Net deferred tax assets	$-	$-

Reconciliation of Reported Amount of Income Tax Expense

Reconciliation of reported amount of income tax expense for the years ended December 31, 2013 and 2012 consists of the following:

	2013	2012
Benefit for income taxes computed at federal statutory rate	$3,672,568	$1,910,905
State income taxes, net of federal tax benefit	248,065	187,604
Non-deductible expenses	(7,473)	(6,896)
Increase in valuation allowance	(3,914,410)	(2,091,713)

Provision for income taxes	$(1,250)	$(100)

Effective tax rate	(0.03)%	(0.01)%